Financial Instruments (Schedule of Valuation Techniques Used in Measuring Level 3 Fair Values) (Details) - Long-term investment [Member]	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [line items]
Valuation technique	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows
Significant unobservable data	The likelihood of expected cash flows.
Inter-relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase if the likelihood of expected cash flows increase.